UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Metropolitan West Capital Management, LLC
           -----------------------------------------------------
Address:   610 Newport Center Drive, Suite 1000
           Newport Beach, CA  92660
           -----------------------------------------------------

Form  13F  File  Number:  28-05723
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Roberta J. Allbritton
        --------------------------------------
Title:  Vice President, Director of Operations
        --------------------------------------
Phone:  (949) 718-9701
        --------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Roberta J. Allbritton              Newport Beach, CA              11/12/2001
-------------------------              -----------------              ----------
       [Signature]                       [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           83
                                              -----------

Form  13F  Information  Table  Value  Total:  $ 1,838,449
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
AFLAC INC                      COM              001055102      275   10200 SH               SOLE       10200      0      0
ADOBE SYSTEMS INC              COM              00724F101     4406  183720 SH               DEFINED   183420      0    300
ALBEMARLE CORP                 COM              012653101      195   10300 SH               SOLE       10300      0      0
ALCATEL SA ADR                 ADR              013904305    29826 2571247 SH               DEFINED  2515637      0  55610
ALLSTATE CORP                  COM              020002101      446   11935 SH               SOLE       11935      0      0
ASTRAZENECA PLC - SPONS ADR    ADR              046353108    51068 1093540 SH               DEFINED  1072670      0  20870
AVENTIS SPONSORED ADR          ADR              053561106      293    3900 SH               SOLE        3900      0      0
AVERY DENNISON CORP            COM              053611109      350    7400 SH               SOLE        7400      0      0
BASF AG - SPONSORED ADR        ADR              055262505      269    7650 SH               SOLE        7650      0      0
BOC GROUP PLC                  ADR              055617609      226    8200 SH               SOLE        8200      0      0
BP PLC ADR                     ADR              055622104      435    8848 SH               SOLE        8848      0      0
BANCO BILBAO VIZCAYA           ADR              05946K101      237   22700 SH               SOLE       22700      0      0
BANK OF NEW YORK CO INC        COM              064057102     8509  243100 SH               SOLE      243100      0      0
BAXTER INTERNATIONAL INC.      COM              071813109      570   10350 SH               SOLE       10350      0      0
BELLSOUTH CORP                 COM              079860102    10012  240964 SH               SOLE      240964      0      0
BRISTOL-MYERS SQUIBB CO        COM              110122108    51147  920576 SH               DEFINED   893866      0  26710
CHEVRON CORP                   COM              166751107     2444   28842 SH               SOLE       28842      0      0
CHUBB CORP                     COM              171232101    65430  916260 SH               DEFINED   894060      0  22200
CINCINNATI FINANCIAL CORP      COM              172062101    66913 1607725 SH               DEFINED  1570535      0  37190
CIRCUIT CITY STORES -CIRCUIT   COM              172737108     1236  103000 SH               SOLE      103000      0      0
CONOCO INC CL A                COM              208251306    23222  913188 SH               DEFINED   886388      0  26800
CONOCO INC-CL B                COM              208251405    24526  967896 SH               DEFINED   948666      0  19230
CYTEC INDUSTRIES INC           COM              232820100    31308 1352425 SH               DEFINED  1319405      0  33020
DEERE & CO                     COM              244199105      394   10475 SH               SOLE       10475      0      0
DOW CHEMICAL                   COM              260543103    54229 1655352 SH               DEFINED  1616622      0  38730
EL PASO CORP                   COM              28336L109      317    7625 SH               SOLE        7625      0      0
ENRON CORP                     COM              293561106    35886 1317907 SH               DEFINED  1286382      0  31525
ETHYL CORP                     COM              297659104       35   40000 SH               SOLE       40000      0      0
EXXON MOBIL CORP (NEW)         COM              30231G102      203    5160 SH               DEFINED     4792      0    368
FLEET BOSTON FINL CORP         COM              339030108    61969 1686257 SH               DEFINED  1647582      0  38675
GILLETTE COMPANY               COM              375766102    57866 1941827 SH               DEFINED  1895877      0  45950
HALLIBURTON CO (HOLDING CO)    COM              406216101    40912 1814318 SH               DEFINED  1774748      0  39570
HONEYWELL INTERNATIONAL INC    COM              438516106    40101 1518980 SH               DEFINED  1483816      0  35164
IMC GLOBAL INC                 COM              449669100    27638 3070979 SH               DEFINED  3002639      0  68340
ITT INDUSTRIES INC             COM              450911102    60787 1356868 SH               DEFINED  1320923      0  35945
ING GROEP NV ADR               ADR              456837103     2854  107264 SH               DEFINED   107064      0    200
INTERNATIONAL BUSINESS MACHINE COM              459200101    56243  609360 SH               DEFINED   595105      0  14255
INVENSYS PLC ADR               ADR              461204109       14   13150 SH               SOLE       13150      0      0
KAO CORP ADR                   ADR              485537203      328    1331 SH               SOLE        1331      0      0
KOMATSU LTD - SPONSORED ADR    ADR              500458401      256   17700 SH               SOLE       17700      0      0
AHOLD NV - ADR                 ADR              500467303      233    8364 SH               SOLE        8364      0      0
KROGER CO                      COM              501044101    69373 2815487 SH               DEFINED  2744302      0  71185
LILLY (ELI) & CO               COM              532457108    21189  262572 SH               DEFINED   257572      0   5000
MARSH & MCLENNAN COS           COM              571748102      406    4200 SH               SOLE        4200      0      0
MATSUSHITA ELEC INDL           ADR              576879209    30362 2513474 SH               DEFINED  2468124      0  45350
MERCK & CO., INC.              COM              589331107      783   11750 SH               DEFINED     9250      0   2500
MERRILL LYNCH & CO             COM              590188108      771   19000 SH               SOLE       19000      0      0
MINNESOTA MINING & MFG CO      COM              604059105    63235  642638 SH               DEFINED   628028      0  14610
MITSUBISHI TOKYO FINL GRP INC  ADR              606816106    39249 5064408 SH               DEFINED  4936158      0 128250
MOLEX INC - CLASS A            COM              608554200    53235 2190763 SH               DEFINED  2137559      0  53204
MORGAN ST DEAN WITTER & CO     COM              617446448     3485   75180 SH               DEFINED    74810      0    370
MOTOROLA INC                   COM              620076109    49110 3148075 SH               DEFINED  3075405      0  72670
NCR CORPORATION                COM              62886E108    36324 1225109 SH               DEFINED  1196445      0  28664
NEC CORP. - SPONSORED ADR      ADR              629050204      148   18450 SH               SOLE       18450      0      0
NESTLE SA SPNSRD ADR REP RG SH ADR              641069406      323    6050 SH               SOLE        6050      0      0
NEWS CORP LTD ADR NEW          ADR              652487703      203    8420 SH               SOLE        8420      0      0
PNC FINANCIAL SERVICES GROUP   COM              693475105    47619  831785 SH               DEFINED   812225      0  19560
PALL CORP                      COM              696429307      354   18225 SH               SOLE       18225      0      0
POHANG IRON & STEEL SPNSRD ADR ADR              730450103    28986 1846232 SH               DEFINED  1797532      0  48700
RAYTHEON CO NEW                COM              755111507    69069 1987612 SH               DEFINED  1939857      0  47755
ROYAL DUTCH PETROLEUM CO       COM              780257804      345    6870 SH               SOLE        6870      0      0
SBC COMMUNICATIONS INC         COM              78387G103    75247 1596924 SH               DEFINED  1559366      0  37558
SCHLUMBERGER LTD               COM              806857108      699   15300 SH               DEFINED    15100      0    200
STATE STREET CORP              COM              857477103      335    7360 SH               SOLE        7360      0      0
TDC A/S SPONSORED ADR'S        ADR              87236N102      204   11700 SH               SOLE       11700      0      0
TELEFONICA SA -SPON ADR        ADR              879382208    34279 1009684 SH               DEFINED   982862      0  26822
TELEFONOS DE MEXICO S A        ADR              879403780      220    6800 SH               SOLE        6800      0      0
TEXACO INC                     COM              881694103    73585 1132082 SH               DEFINED  1104787      0  27295
TOTAL FINA ELF SA SPON ADR     ADR              89151E109      500    7408 SH               SOLE        7408      0      0
TREDEGAR CORP                  COM              894650100      933   54911 SH               SOLE       54911      0      0
TRIGON HEALTHCARE INC.         COM              89618L100    65423  998835 SH               DEFINED   967695      0  31140
TYCO INTL LTD (NEW)            COM              902124106    58884 1294155 SH               DEFINED  1264165      0  29990
USX-MARATHON GROUP             COM              902905827      470   17570 SH               SOLE       17570      0      0
UNITED PARCEL SERVICE - CL B   COM              911312106     1315   25300 SH               DEFINED    17200      0   8100
UNOCAL CORP                    COM              915289102     8305  255550 SH               SOLE      255550      0      0
UNUMPROVIDENT CORP             COM              91529Y106    49269 1951265 SH               DEFINED  1896665      0  54600
VERIZON COMMUNICATIONS         COM              92343V104      414    7660 SH               SOLE        7660      0      0
VODAFONE GROUP PLC             ADR              92857W100      306   13950 SH               DEFINED    13650      0    300
WASHINGTON MUTUAL INC          COM              939322103    61811 1606317 SH               DEFINED  1568868      0  37449
WELLS FARGO & CO (NEW)         COM              949746101    54693 1230450 SH               DEFINED  1208660      0  21790
WEYERHAEUSER COMPANY           COM              962166104      477    9798 SH               SOLE        9798      0      0
WILLAMETTE INDUSTRIES          COM              969133107      463   10300 SH               SOLE       10300      0      0
XEROX CORP                     COM              984121103    22440 2895576 SH               DEFINED  2832586      0  62990